Dividend Payable	6 Months Ended
Jun. 30, 2017
Dividends Payable [Abstract]
DIVIDEND PAYABLE
NOTE 7: DIVIDEND PAYABLE
On February 3, 2017, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2016 of $0.05 per share of common stock payable on March 14, 2017 to stockholders of record as of March 7, 2017. A dividend in the aggregate amount of $7,908 was paid on March 14, 2017 out of which $7,524 was paid to the stockholders of record as of March 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
On May 12, 2017, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2017 of $0.05 per share of common stock payable on June 14, 2017 to stockholders of record as of June 7, 2017. A dividend in the aggregate amount of $7,904 was paid on June 14, 2017 out of which $7,520 was paid to the stockholders of record as of June 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.